Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade accounts receivable (net of allowance for doubtful accounts of $55 (2017 - $5))	$ 142	$ 20
Allowance for doubtful accounts	55	5
Value added tax	49	186
Other receivables	103	15
Trade and other current receivables	$ 294	$ 221